Other reserves	6 Months Ended
Jun. 30, 2026
Share Capital, Reserves And Other Equity Interest [Abstract]
Other reserves	Other reserves

OTHER RESERVES
$ million	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2026	37,298	154	303	1,359	(17,880)	21,234
Other comprehensive income/(loss) attributable to Shell plc shareholders	—	—	—	—	(800)	(800)
Transfer from other comprehensive income	—	—	—	—	(36)	(36)
Repurchases of shares	—	—	12	—	—	12
Share-based compensation	—	—	—	(554)	—	(554)
At June 30, 2026	37,298	154	316	805	(18,716)	19,856
At January 1, 2025	37,298	154	270	1,417	(19,373)	19,766
Other comprehensive income/(loss) attributable to Shell plc shareholders	—	—	—	—	6,159	6,159
Transfer from other comprehensive income	—	—	—	—	18	18
Repurchases of shares	—	—	17	—	—	17
Share-based compensation	—	—	—	(486)	—	(486)
At June 30, 2025	37,298	154	287	930	(13,196)	25,473
The merger reserve and share premium reserve were established as a consequence of Shell plc (formerly Royal Dutch Shell plc) becoming the single parent company of Royal Dutch Petroleum Company and The “Shell” Transport and Trading Company, p.l.c., now The Shell Transport and Trading Company Limited, in 2005. The merger reserve increased in 2016 following the issuance of shares for the acquisition of BG Group plc. The capital redemption reserve was established in connection with repurchases of shares of Shell plc. The share plan reserve is in respect of equity-settled share-based compensation plans.